Related Party Transactions (Details) - Schedule of Outstanding Balances with Related Parties - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Related Party Transactions (Details) - Schedule of Outstanding Balances with Related Parties [Line Items]
Payable to director (net)	$ 127,292	$ 107,397	$ 104,712	$ 220,365
Outstanding balances with related parties			1,351,753	6,210,860
Debt (non-current and current maturities) [Member]
Related Party Transactions (Details) - Schedule of Outstanding Balances with Related Parties [Line Items]
Debt (non-current and current maturities)			1,054,887	2,620,321
Fixed deposits (including interest accrued) [Member]
Related Party Transactions (Details) - Schedule of Outstanding Balances with Related Parties [Line Items]
Fixed deposits (including interest accrued)			262,117	276,400
Advance received for sale of property and equipment [Member]
Related Party Transactions (Details) - Schedule of Outstanding Balances with Related Parties [Line Items]
Advance received for sale of property and equipment			15,067	3,266,108
Advance to director (net) [Member]
Related Party Transactions (Details) - Schedule of Outstanding Balances with Related Parties [Line Items]
Advance to director (net)			19,682
Payable to director (net) [Member]
Related Party Transactions (Details) - Schedule of Outstanding Balances with Related Parties [Line Items]
Payable to director (net)				$ 48,031